Trade receivables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables
Trade receivable balances include sales to wholesalers, retailers, doctor groups, private health systems, government agencies, pharmacy benefit managers, managed health-care organizations and government-supported healthcare systems. The following tables provide details related to Trade receivables as of December 31, 2021 and 2020, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables:

	2021
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,273	(2)	1,271	0.2%
Past due for not more than one month	96	(1)	95	1.0%
Past due for more than one month but less than three months	74	(1)	73	1.4%
Past due for more than three months but less than six months	43	(2)	41	4.7%
Past due for more than six months but less than one year	23	(13)	10	56.5%
Past due for more than one year	42	(36)	6	85.7%
Total	1,551	(55)	1,496

	2020
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,137	(2)	1,135	0.2%
Past due for not more than one month	109	(1)	108	0.9%
Past due for more than one month but less than three months	67	(2)	65	3.0%
Past due for more than three months but less than six months	36	(2)	34	5.6%
Past due for more than six months but less than one year	31	(18)	13	58.1%
Past due for more than one year	49	(43)	6	87.8%
Total	1,429	(68)	1,361
The following table summarizes the movement in the provision for doubtful trade receivables:

($ millions)	2021	2020	2019
January 1	(68)	(48)	(54)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(20)	(48)	(17)
Utilization of provisions for doubtful trade receivables	8	15	7
Reversal of provisions for doubtful trade receivables	23	14	15
Currency translation effects	2	(1)	1
December 31	(55)	(68)	(48)
Closely monitored countries include Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina. The majority of the outstanding trade receivables from Greece, Italy, Spain, Saudi Arabia and Argentina are due directly from local governments or from government-funded entities. We evaluate trade receivables in these countries for potential collection risk. Should there be a substantial deterioration in our economic exposure with respect to those countries, we may increase our level of provisions by updating our expected loss provision or may change the terms of trade on which we operate.
The following table shows the gross trade receivables balance from these closely monitored countries as of December 31, 2021 and 2020, the amounts that are past due for more than one year and the related amount of the provisions for doubtful trade receivables that have been recorded:

($ millions)	2021	2020
Total balance of gross trade receivables from closely monitored countries	252	211
Past due for more than one year	10	14
Provisions for doubtful trade receivables	(11)	(15)
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2021	2020
US dollar (USD)	526	477
Euro (EUR)	243	214
Japanese yen (JPY)	160	168
Chinese yuan (CNY)	122	121
Indian rupee (INR)	36	30
Canadian dollar (CAD)	39	32
Australian dollar (AUD)	24	29
British pound (GBP)	29	21
Russian ruble (RUB)	35	28
South Korean won (KRW)	38	31
Other currencies	244	210
Total trade receivables, net	1,496	1,361